Common Stock (Details Narrative) (10-K) - USD ($)					1 Months Ended				3 Months Ended		12 Months Ended
	Apr. 30, 2019	Apr. 09, 2019	Apr. 04, 2019	Mar. 28, 2018	Apr. 30, 2019	Oct. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 08, 2019	Apr. 11, 2019	Dec. 04, 2018	Aug. 08, 2018
Number of shares issued, shares											598,286
Warrant to purchase of common stock											108,196
Value of shares issued for acquisition											$ 7,820,000
Number of shares services rendered									$ 321,000	$ 388,000	$ 1,778,000	$ 1,545,000
Number of stock options granted									185,887		2,531,971	1,400,418
Debt conversion amount												$ 3,066,000
Fair value of common shares									$ 3,430,000		$ 1,195,000	$ 2,979,000
Note Holder [Member]
Number of stock options granted											25,272
Number of stock options granted, value											$ 182,000
Number of common stock shares issued upon conversion						96,667
Debt conversion amount						$ 595,000
Notes Payable [Member]
Number of common stock shares issued upon conversion											780,619
Accounts Payable [Member]
Debt conversion amount	$ 10,000
Conversion of accounts payable into common stock shares	4,142
Conversion of accounts payable into common stock	$ 10,000
Stock Subscription [Member]
Number of shares issued, shares												1,163,938
Fair value of common shares												$ 2,979,000
Note Payable [Member]
Warrant to purchase of common stock													108,196		23,562	163,114
Warrant exercise price													$ 3.44
Warrant expiration date													Aug. 31, 2024
Number of common stock shares issued upon conversion												1,243,189
Vendor [Member]
Number of shares services rendered, shares											579,334
Number of shares services rendered											$ 1,162,000
Employees and Vendors [Member]
Number of shares services rendered, shares												319,345
Number of shares services rendered												$ 1,546,000
Officers and Director [Member]
Number of shares services rendered, shares												300,000
Number of shares services rendered												$ 1,539,000
Chief Executive Officer [Member]
Number of shares issued, shares				27,148
Number of common stock shares issued upon conversion				582,000
Debt conversion amount				$ 582,000
Investors [Member]
Number of shares repurchased of common stock, shares												46,668
Number of shares repurchased of common stock												$ 20,000
Common Stock [Member]
Number of shares issued, shares									3,392,833			1,163,938
Warrant to purchase of common stock									416,119					163,739
Warrant exercise price														$ 3.76
Warrant expiration date														Apr. 30, 2024
Number of shares issued for acquisition					3,327,791						3,327,791
Value of shares issued for acquisition					$ 7,820,000
Number of shares services rendered, shares									320,601	39,998	1,015,981	319,346
Number of shares services rendered
Number of common stock shares issued upon conversion												1,243,189
Debt conversion amount
Fair value of common shares									$ 1,000
Number of shares repurchased of common stock, shares												(46,668)
Public Offering [Member]
Proceeds from public offering		$ 18,525,000
Other offering expense		$ 2,138,000
Legal and professional expenses												$ 162,000
Public Offering [Member] | Underwriter Warrants [Member]
Warrant to purchase of common stock		319,488
Warrant exercise price		$ 3.913
Underwriting Agreement [Member]
Number of units issued under offering		6,389,776
Number of shares issued, shares		6,389,776
Warrant to purchase of common stock		6,389,776
Underwriting Agreement [Member] | Over-allotment Option [Member]
Number of units issued under offering		159,820
Number of shares issued, shares		159,820
Warrant to purchase of common stock		159,820
Underwriting Agreement [Member] | Alliance Global Partners [Member]
Number of units issued under offering			6,389,776
Number of shares issued, shares			6,389,776
Warrant to purchase of common stock			6,389,776
Shares issued price per share			$ 3.13
Underwriting Agreement [Member] | Alliance Global Partners [Member] | Option Shares [Member]
Number of units issued under offering			958,466
Number of shares issued, shares			958,466
Warrant to purchase of common stock			958,466
Warrant exercise price			$ 3.443
Warrant term			5 years
Warrant expiration date			Apr. 09, 2024
Option Agreement [Member]
Number of shares issued, shares							203,207	203,207
Warrant to purchase of common stock							133,333	133,333
Warrant exercise price							$ 3.75	$ 3.75
Fair value of common shares							$ 1,000,000	$ 1,000,000